Digital Assets, Fair Value	12 Months Ended
Dec. 31, 2025
Digital Assets, Fair Value [Abstract]
DIGITAL ASSETS, FAIR VALUE

NOTE 9 — DIGITAL ASSETS, FAIR VALUE

During the year ended December 31, 2025, the Company began investing excess treasury balances in certain digital assets, comprising Solana (“SOL”), Bitcoin (“BTC”), Ethereum (“ETH”), and a cryptographic token native to the XRP Ledger (“XRP”), all of which are blockchain-based crypto assets, as part of its capital allocation strategy. The Company’s primary business remains the provision of in-vitro fertilization (“IVF”) services, and digital asset activities are not part of its core operating activities. The Company does not engage in mining, staking, lending, nor other yield-generating crypto asset activities.

Investments and dispositions in digital assets during the year ended December 31, 2025 are made in cash through a third-party trading platform. The Company did not receive digital assets from customers nor use digital assets as payment for goods or services.

Digital Asset Holdings as at December 31, 2025

The following table presents information about the Company’s crypto asset holdings at December 31, 2025:

Crypto asset	Units held	Cost basis (USD)	Fair value (USD)
Solana (SOL)	13,000.23	$2,906,222	$1,630,827
Bitcoin (BTC)	–	–	–
Ethereum (ETH)	–	–	–
XRP	–	–	–
Total		$2,906,222	$1,630,827

The fair value per unit of Solana as at December 31, 2025 was approximately $125, based on quoted prices in active markets.

Reconciliation of Digital Asset Activity

The following table summarizes activity in digital assets for the year ended December 31, 2025 (in units):

	SOL Units	BTC Units	ETH Units	XRP Units
Balance at January 1, 2025	–	–	–	–
Purchases during the year	46,118.55	8.77	8.95	146,432.14
Sales during the year	(33,118.32)	(8.77)	(8.95)	(146,432.14)

Balance at December 31, 2025	13,000.23	-	-	-

	SOL (USD)	BTC (USD)	ETH (USD)	XRP (USD)	Total (USD)
Realised gains (Losses)	919,720	12,569	223	10,849	942,915
Unrealized gains (losses)	(1,275,395)	–	–	–	(1,275,395)
Net Gain/Loss	(355,675)	12,569	223	10,849	(332,480)

The company recorded and presented the Net loss as a separate line item within other income (expense), net in the Consolidated Statements of Operations.

Only Solana remained held at year-end; all BTC, ETH, and XRP positions were fully liquidated prior to December 31, 2025.

As of December 31, 2025, the Company’s crypto assets were not subject to contractual sale restrictions, pledges, or lock-up arrangements.

Fair Value Measurement

Crypto assets are measured using Level 1 inputs within the fair value hierarchy under ASC 820, based on quoted prices for identical assets in active markets.